INCOME TAXES (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
PRC	¥ (173,693)	$ (26,620)	¥ 181,457	¥ 189,760
Non-PRC	16,554	2,537	33,800	24,439
Loss)/income before income tax expense	¥ (157,139)	$ (24,083)	¥ 215,257	¥ 214,199